Notes to the consolidated financial statements - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated financial statements
Compensation for CMO/Materials transfer	€ 35,393
Reimbursement claim	610
Sale of equipment	785
Grants and other reimbursements from government agencies and similar bodies	440	€ 66,394	€ 23,736
Other	704	1,308	414
Total	€ 37,932	€ 67,702	€ 24,150